Post-employment Benefits (Details 11) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
2025
Disclosure of defined benefit plans [line items]
Benefits paid or payable	R$ 1,023,185
2027
Disclosure of defined benefit plans [line items]
Benefits paid or payable	1,045,302
2028
Disclosure of defined benefit plans [line items]
Benefits paid or payable	1,069,059
2029
Disclosure of defined benefit plans [line items]
Benefits paid or payable	1,092,475
2030
Disclosure of defined benefit plans [line items]
Benefits paid or payable	1,115,506
2029 to 2053
Disclosure of defined benefit plans [line items]
Benefits paid or payable	28,672,314
Unified Plan | 2025
Disclosure of defined benefit plans [line items]
Benefits paid or payable	578,460
Unified Plan | 2027
Disclosure of defined benefit plans [line items]
Benefits paid or payable	586,484
Unified Plan | 2028
Disclosure of defined benefit plans [line items]
Benefits paid or payable	593,688
Unified Plan | 2029
Disclosure of defined benefit plans [line items]
Benefits paid or payable	599,316
Unified Plan | 2030
Disclosure of defined benefit plans [line items]
Benefits paid or payable	603,963
Unified Plan | 2029 to 2053
Disclosure of defined benefit plans [line items]
Benefits paid or payable	11,610,883
Plan III | 2025
Disclosure of defined benefit plans [line items]
Benefits paid or payable	365,021
Plan III | 2027
Disclosure of defined benefit plans [line items]
Benefits paid or payable	374,053
Plan III | 2028
Disclosure of defined benefit plans [line items]
Benefits paid or payable	383,126
Plan III | 2029
Disclosure of defined benefit plans [line items]
Benefits paid or payable	392,128
Plan III | 2030
Disclosure of defined benefit plans [line items]
Benefits paid or payable	400,895
Plan III | 2029 to 2053
Disclosure of defined benefit plans [line items]
Benefits paid or payable	10,982,148
Assistance Plan | 2025
Disclosure of defined benefit plans [line items]
Benefits paid or payable	79,704
Assistance Plan | 2027
Disclosure of defined benefit plans [line items]
Benefits paid or payable	84,765
Assistance Plan | 2028
Disclosure of defined benefit plans [line items]
Benefits paid or payable	92,245
Assistance Plan | 2029
Disclosure of defined benefit plans [line items]
Benefits paid or payable	101,031
Assistance Plan | 2030
Disclosure of defined benefit plans [line items]
Benefits paid or payable	110,648
Assistance Plan | 2029 to 2053
Disclosure of defined benefit plans [line items]
Benefits paid or payable	R$ 6,079,283